[Cover Page]

Semiannual Report April 30, 2001







Oppenheimer
Capital Preservation Fund

/LOGO/Oppenheimer Funds/r/
The Right Way to Invest

[Inside Front Cover]


REPORT HIGHLIGHTS


STRATEGY

Oppenheimer Capital Preservation Fund is designed to invest in shares of other Oppenheimer fixed income mutual funds.While keeping a portfolio duration of 2 1/2 to 3 years, we will attempt to allocate the assets of the portfolio primarily among Class Y shares of Oppenheimer Limited-Term Government Fund, Class Y shares of Oppenheimer Bond Fund, Class Y shares of Oppenheimer Strategic Income Fund and shares of Oppenheimer Money Market Fund, Inc. And although the Fund currently does not invest in Class Y shares of Oppenheimer U.S. Government Trust, it can.(1)

CUMULATIVE TOTAL RETURNS
For the Six-Month Period Ended 4/30/01(2)

                WITHOUT         WITH
                SALES CHG.      SALES CHG.

Class A         3.10%           -0.51%
Class B         2.74            -1.26
Class C         2.74             1.74
Class Y         3.22


AVERAGE ANNUAL TOTAL RETURNS
For the One-Year Period Ended 4/30/01(2)

                WITHOUT         WITH
                SALES CHG.      SALES CHG.

Class A         6.24%           2.52%
Class B         5.49            1.49
Class C         5.49            4.49
Class Y         6.49


Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
1. Oppenheimer Capital Preservation Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable net asset value per share.
2. See page 4 for further details.

PRESIDENT'S LETTER


BRIDGET A. MACASKILL
PRESIDENT
OPPENHEIMER
CAPITAL PRESERVATION FUND


Dear Shareholder,

As we approach the midpoint of 2001, the best policy in this investment landscape appears to be "proceed with care, but remain open to opportunity."
The U.S. economy has experienced a slowdown, which has provided a healthy restraint on inflation and helped relax a tightening job market. It has created a challenging climate for American workers, businesses and investors, but it has also sown the seeds of opportunity for the period ahead.

Although the stock market has experienced considerable volatility, major market indices have recovered a significant percentage of their losses from 2000. The focus appears to have shifted from untested companies that drew high investor expectations but had zero or negative earnings toward good, solid companies that are worth owning for the long term. Overall market valuations are far more realistic than they were one year ago.

The U.S. bond market has been helped by declining interest rates and a rotation of investor interest from stocks to bonds.An increase in bank credit has also helped eliminate some of the risk in the high yield and investment-grade corporate bond market. As a result, both high yield and corporate bonds have performed well in 2001. After a strong showing in 2000, U.S. Treasury bonds have also delivered positive returns this year.

If you have been unsettled by the market's recent volatility, it may help to think about the events of the past six months in a broader context: Consider, for example, that the average U.S. diversified actively managed equity fund performed better than the S&P 500 Index.1 The stock market segments hardest hit over the past year are the same ones that enjoyed the strongest gains over the previous four years. And during the past year, value stocks have outperformed growth stocks by a wide margin.(2)

In fact, the lessons provided by a volatile and difficult market reinforce many of the basic investment principles that we have discussed in this letter from time to time: the importance of continuing to add to your investments regardless of the market(3); the danger of pulling out of your investments and locking in losses rather than assessing each investment from the perspective of your overall goals; the wisdom of diversification, the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles; the value of adding an investment in an asset class you don't own, especially if valuations are attractive.



1 Oppenheimer Capital Preservation Fund

PRESIDENT'S LETTER


Although it is likely that the financial markets will experience many changes before this cycle of volatility runs its course, we believe that the worst may be behind us. Your financial advisor can answer your questions about the markets and about diversification, and we can help by providing a broad menu of investment choices from OppenheimerFunds. While news from many industries and companies has been of layoffs and cutbacks, we think it is important for you to know that we continue to add to our resources, to develop our technological capabilities and to support our staff of award-winning investment managers. It is difficult to know where the markets are headed next, but we can assure you that our commitment to investment excellence has never been stronger.


Sincerely,

/S/Bridget A. Macaskill

Bridget A. Macaskill
May 21, 2001


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks. High yield bonds are subject to greater risks of default than investment grade bonds. U.S. Treasury securities, unlike corporate bonds, are backed by the full faith and credit of the U.S. Government.

1. For the six-month period ended 4/30/01, the average U.S. diversified actively managed equity fund produced a return of -9.83% while the S&P 500 Index generated a return of -12.07%. Source of data: Lipper Inc. The index comparison does not depict the performance of any Oppenheimer funds. Indices cannot be purchased directly by investors.
2. For the one-year period ended 4/30/01, the S&P BARRA Value Index produced a return of 6.35% while the S&P BARRA Growth Index generated a return of -29.16%. Source of data: Standard & Poor's Micropal Inc.
3. Please note, however, that automatic investing does not assure a profit or protect against losses in declining markets.

2 Oppenheimer Capital Preservation Fund

COMMENTARY

Portfolio Manager
John Kowalik

The reporting period was characterized by concern over the slowing U.S. economy, deteriorating corporate credit quality and the initiation of a Federal Reserve Board (Fed) policy of lowering short-term interest rates to combat the problems. U.S. government securities generally benefited from a "flight to quality" as investors sought relief from rapidly declining stock market prices. Indeed, U.S. Treasuries were one of the best performing asset classes during the period because their prices tend to rise as interest rates fall.

However, the lower interest rate environment put pressure on bond yields during the period, making it more difficult for bond funds to maintain dividend levels. For the fourth quarter of 2000, U.S. gross domestic product (GDP) grew at an anemic 1.0%.The Fed responded by reducing key short-term interest rates four times--twice in January, once in March and once in April during the reporting period--for a total rate cut of 2.0 percentage points.

Corporate bonds had a more difficult time during the period, as equity market capitalization deteriorated substantially and bond default rates continued to rise. The high yield bond sector, in particular, experienced significant volatility as prices rose in the middle of the period (December through January) only to fall again as technology stock prices resumed their descent in February 2001, and the economic slowdown appeared to be more entrenched.

Still, the Oppenheimer Capital Preservation Fund was able to continue providing an attractive income stream greater than that typically available from short-term investment alternatives.The Fund maintained a stable share price as the value of the Fund's investments exceeded its book value, thus allowing the Fund to pass along attractive crediting rates in the form of dividends.As market rates continue to decline with further Fed easings, investors should expect the Fund's yield to slowly decline, but still provide attractive yields relative to money markets.

AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 3/31/01(1)

                                SINCE
                1 YEAR          INCEPTION

Class A         2.49%           3.74%
Class B         1.47            3.52
Class C         4.47            5.46
Class Y         6.46            6.46


1. See page 4 for further details.

3 Oppenheimer Capital Preservation Fund

NOTES

Oppenheimer Capital Preservation Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable net asset value per share. In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For monthly updates on the Fund's performance,visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.The Fund's total returns shown do not show the effects of income taxes on an individual's investment.Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about Oppenheimer Capital Preservation Fund including charges, expenses and risks, please refer to the prospectus.To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds internet website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

The inception date for Class A, B, C and Y is 9/27/99. Class N inception date is 3/1/01.

CLASS A returns include the current maximum initial sales charge of 3.50%.

CLASS B returns include the applicable contingent deferred sales charges of 4% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. For that reason, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.The total returns of the Fund do not reflect the effect of the 2% redemption fee. See the prospectus for details on when the redemption fee applies.

4 Oppenheimer Capital Preservation Fund

STATEMENT OF INVESTMENTS    APRIL 30, 2001 (UNAUDITED)


                                                                                                                MARKET VALUE
                                                                                                SHARES          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS - 88.3%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund, Y Shares                                                                   142,425       $     1,405,744
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Y Shares                                              2,290,484            22,973,564
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Y Shares                                                     1,730,091             6,816,559
                                                                                                                  --------------
Total Fixed Income Funds (Cost $31,381,516)                                                                          31,195,867

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND -10.6%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc. (Cost $3,753,322)                                           3,753,322             3,753,322

--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $35,134,838)                                                       98.9%           34,949,189
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                       1.1               400,865
                                                                                              ------------     -----------------
NET ASSETS                                                                                          100.0%      $    35,350,054
                                                                                              ============     =================

See accompanying Notes to Financial Statements.





 5  Oppenheimer Capital Preservation Fund

STATEMENT OF ASSETS AND LIABILITIES  APRIL 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $35,134,838) - see accompanying statement                                              $34,949,189
-------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Wrapper agreement                                                                                                      327,887
Interest and dividends                                                                                                 130,853
Shares of beneficial interest sold                                                                                       1,046
Other                                                                                                                    2,538
                                                                                                          ---------------------
Total assets                                                                                                        35,411,513

-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                                                                          22,727
-------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Wrapper fee                                                                                                             16,032
Legal, auditing and other professional fees                                                                             10,576
Distribution and service plan fees                                                                                       7,528
Trustees' compensation                                                                                                   1,133
Shares of beneficial interest redeemed                                                                                     328
Transfer and shareholder servicing agent fees                                                                              140
Other                                                                                                                    2,995
                                                                                                          ---------------------
Total liabilities                                                                                                       61,459

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                         $35,350,054
                                                                                                          =====================

-------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                    $35,317,403
-------------------------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                                                  (38,747)
-------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                               (70,840)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and wrapper agreement                                                       142,238
                                                                                                          ---------------------
Net assets                                                                                                         $35,350,054
                                                                                                          =====================



 6  Oppenheimer Capital Preservation Fund


-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$33,280,184 and 3,328,008 shares of beneficial interest outstanding)                                                    $10.00
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                                                             $10.36
-------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $522,037
and 52,213 shares of beneficial interest outstanding)                                                                   $10.00
-------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $722,945
and 72,296 shares of beneficial interest outstanding)                                                                   $10.00
-------------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $822,758
and 82,276 shares of beneficial interest outstanding)                                                                   $10.00
-------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $2,130 and 213 shares of beneficial interest outstanding)                                                 $10.00


See accompanying Notes to Financial Statements.


 7  Oppenheimer Capital Preservation Fund

STATEMENT OF OPERATIONS      FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from underlying funds                                                                                       $866,173
-------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                 5,293
                                                                                                          ---------------------
Total income                                                                                                           871,466

-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                         92,272
-------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                 30,466
Class B                                                                                                                  2,017
Class C                                                                                                                  1,336
Class N                                                                                                                    117
-------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                 11,252
Class B                                                                                                                    176
Class C                                                                                                                    112
Class N                                                                                                                     41
-------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                             38,870
-------------------------------------------------------------------------------------------------------------------------------
Wrapper fee                                                                                                             19,883
-------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                      3,420
-------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              1,098
-------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    6,347
                                                                                                          ---------------------
Total expenses                                                                                                         207,407
Less expenses paid indirectly                                                                                             (911)
Less voluntary assumption of expenses                                                                                  (55,527)
                                                                                                          ---------------------
Net expenses                                                                                                           150,969

-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                  720,497

-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                                                                       (14,395)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                           (127,177)
Wrapper agreement                                                                                                      180,318
                                                                                                          ---------------------
Net change                                                                                                              53,141
                                                                                                          ---------------------
Net realized and unrealized gain                                                                                        38,746

-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  $759,243
                                                                                                          =====================



See accompanying Notes to Financial Statements.



 8  Oppenheimer Capital Preservation Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS ENDED
                                                                                           APRIL 30, 2001          YEAR ENDED
                                                                                           (UNAUDITED)             OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                         $720,497                $403,711
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                       (14,395)                (56,445)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                            53,141                  89,103
                                                                                 ----------------------   ---------------------
Net increase in net assets resulting from operations                                           759,243                 436,369

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                       (737,849)               (430,676)
Class B                                                                                        (10,958)                 (4,331)
Class C                                                                                         (7,376)                 (1,311)
Class N                                                                                         (3,005)                     --
Class Y                                                                                            (56)                    (65)

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                     22,848,635              10,331,470
Class B                                                                                        190,931                 330,195
Class C                                                                                        675,147                  46,813
Class N                                                                                        822,756                      --
Class Y                                                                                          1,058                      64

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                              24,538,526              10,708,528
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         10,811,528                 103,000
                                                                                 ----------------------   ---------------------
End of period (including overdistributed net investment
income of $38,747 for the six months ended April 30, 2001)                                 $35,350,054             $10,811,528
                                                                                 ======================   =====================



See accompanying Notes to Financial Statements.


 9  Oppenheimer Capital Preservation Fund

FINANCIAL HIGHLIGHTS

                                                                CLASS A
                                                                ----------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                APRIL 30, 2001              YEAR ENDED OCTOBER 31,
                                                                (UNAUDITED)                 2000                         1999(1)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $10.00                      $10.00                      $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                               .30                         .57                         .05
Net realized and unrealized gain                                    .01                         .03                          --
                                                     ---------------------------------------------------------------------------
Total income from investment operations                             .31                         .60                         .05
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.31)                       (.60)                       (.05)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $10.00                      $10.00                      $10.00
                                                     ===================         ===================         ===================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                               3.10%                       6.18%                       0.55%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $33,280                     $10,431                        $100
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $24,176                      $7,171                        $100
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                             5.84%                       5.55%                       5.75%
Expenses                                                          1.65%                       1.96%                       1.55%
Expenses, net of indirect and voluntary
assumption of expenses                                            1.20%                       1.51%                       1.12%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%                         89%                          0%


1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



10  Oppenheimer Capital Preservation Fund

                                                                CLASS B
                                                                ----------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                APRIL 30, 2001              YEAR ENDED OCTOBER 31,
                                                                (UNAUDITED)                 2000                         1999(1)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $10.00                      $10.00                      $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                               .25                         .51                         .05
Net realized and unrealized gain                                    .02                         .02                          --
                                                     ---------------------------------------------------------------------------
Total income from investment operations                             .27                         .53                         .05
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.27)                       (.53)                       (.05)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $10.00                      $10.00                      $10.00
                                                     ===================         ===================         ===================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                               2.74%                       5.43%                       0.48%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                           $522                        $331                          $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $408                         $82                          $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                             5.09%                       4.55%                       5.10%
Expenses                                                          2.40%                       2.71%                       2.25%
Expenses, net of indirect and
voluntary assumption of expenses                                  1.95%                       2.26%                       1.81%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%                         89%                          0%


1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


11  Oppenheimer Capital Preservation Fund

                                                                CLASS C
                                                                ----------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                APRIL 30, 2001              YEAR ENDED OCTOBER 31,
                                                                (UNAUDITED)                 2000                         1999(1)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $10.00                      $10.00                      $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                               .27                         .50                         .05
Net realized and unrealized gain                                     --                         .03                          --
                                                     ---------------------------------------------------------------------------
Total income from investment operations                             .27                         .53                         .05
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.27)                       (.53)                       (.05)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $10.00                      $10.00                      $10.00
                                                     ===================         ===================         ===================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                               2.74%                       5.43%                       0.48%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                           $723                         $48                          $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $273                         $25                          $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                             5.10%                       4.65%                       5.10%
Expenses                                                          2.38%                       2.71%                       2.25%
Expenses, net of indirect and
voluntary assumption of expenses                                  1.93%                       2.26%                       1.81%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%                         89%                          0%


1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



12  Oppenheimer Capital Preservation Fund

                                                                 CLASS N
                                                                 -----------------
                                                                 PERIOD ENDED
                                                                 APRIL 30, 2001(1)
                                                                 (UNAUDITED)
----------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $10.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               .10
Net realized and unrealized gain                                     --(2)
                                                     -------------------
Total income from investment operations                             .10
------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income                               (.10)
------------------------------------------------------------------------
Net asset value, end of period                                   $10.00
                                                     ===================

------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                               1.03%
------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                           $823
------------------------------------------------------------------------
Average net assets (in thousands)                                  $293
------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                             5.68%
Expenses                                                          1.63%
Expenses, net of indirect and
voluntary assumption of expenses                                  1.18%
------------------------------------------------------------------------
Portfolio turnover rate                                             18%


1.  For the period from March 1, 2001 (inception of offering) to April 30, 2001.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



13  Oppenheimer Capital Preservation Fund

                                                                CLASS Y
                                                                ----------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                APRIL 30, 2001              YEAR ENDED OCTOBER 31,
                                                                (UNAUDITED)                 2000                         1999(1)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $10.00                      $10.00                      $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                               .31                         .59                         .06
Net realized and unrealized gain                                    .01                         .03                          --
                                                     ---------------------------------------------------------------------------
Total income from investment operations                             .32                         .62                         .06
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.32)                       (.62)                       (.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $10.00                      $10.00                      $10.00
                                                     ===================         ===================         ===================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                               3.22%                       6.43%                       0.57%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $2                          $1                          $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $2                          $1                          $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                             5.44%                       5.88%                       6.19%
Expenses                                                          1.31%                       1.71%                       1.15%
Expenses, net of indirect and
voluntary assumption of expenses                                  0.86%                       1.26%                       0.72%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%                         89%                          0%


1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.



14  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Capital Preservation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund seeks high current income while seeking to maintain a stable value per share. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are offered solely to participant-directed qualified retirement plans and 403(b)(7) Custodial Plans meeting specified criteria (the Plans). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund.

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold with a front-end sales charge of 3.50%, and reduced for larger purchases. Class B, Class C and Class N shares are offered without front-end sales charge, but may be subject to a contingent deferred-sales charge (CDSC) if redeemed within 5 years or 12 months, respectively, of purchase. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are offered without front-end and contingent-deferred sales charges. Class Y shares are only available for plans that have special arrangements with OppenheimerFunds Distributor, Inc. (the Distributor).

All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

The Fund may invest in certain portfolio securities, as described in the Fund's prospectus. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.


15  Oppenheimer Capital Preservation Fund

The Fund will, under normal circumstances, enter into wrapper agreements with insurance companies and banks. If an insurance wrap contract or a synthetic Guaranteed Investment Contract, collectively, "wrapper agreement" obligates the contract provider to maintain the book value of all or a portion of the Fund's investments up to a specified maximum dollar amount, such contract will be valued at its fair value. The book value of the covered assets is the price the Fund paid for them plus interest on those assets accrued at a rate calculated pursuant to a formula specified in the wrapper agreement ("crediting rate"). The crediting rate is normally reset monthly. However, if there is a material change in interest rates or purchases or redemptions of fund shares, the crediting rate may be reset more frequently. The fair value of the contract generally will be equal to the difference between the book value, and the market value of the Fund's portfolio investments subject to the contract. If the market value of the Fund's portfolio investments is greater than its Book Value, the contract value will be reflected as a liability ("wrapper agreement") of the Fund in the amount of the difference, i.e. a negative value. If the market value of the Fund's portfolio investments is less than its Book Value, the contract value will be reflected as an asset ("wrapper agreement") of the Fund in the amount of the difference, i.e. a positive value, reflecting the potential liability of the contract provider to the Fund. In performing its fair value determination, the Board of Trustees will take into consideration the creditworthiness of the contract provider and the ability and willingness of the contract provider to pay amounts under the contract. As of April 30, 2001, the Fund has entered into one wrapper agreement, with the Bank of America, NA.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of October 31, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

Expiring
---------------------------
2008     $38,114


16  Oppenheimer Capital Preservation Fund

TRUSTEES' COMPENSATION. The Fund has adopted a unfunded retirement plan for the Fund's independent Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2001, a credit of $689 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $1,129 as of April 30, 2001.

The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-distribution date. The Board of Trustees, in an effort to maintain a stable net asset value per share in the event of an additional distribution, may declare, effective on the ex-distribution date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid. Also, in an effort to maintain a stable net asset value per share, the Fund may distribute return of capital dividends.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


17  Oppenheimer Capital Preservation Fund

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the six months ended April 30, 2001 were as follows:

                                                       SIX MONTHS ENDED APRIL 30, 2001(1)             YEAR ENDED OCTOBER 31, 2000
                                                           SHARES                 AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                    2,840,986    $        28,409,867            1,611,987  $       16,119,874
Dividends and/or distributions reinvested                  73,682                736,821               43,122             431,235
Redeemed                                                 (629,806)            (6,298,053)            (621,963)         (6,219,639)
                                                 -----------------   --------------------   ------------------ -------------------
Net increase                                            2,284,862    $        22,848,635            1,033,146  $       10,331,470
                                                 =================   ====================   ================== ===================

---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                       25,066    $           250,666               32,651  $          326,514
Dividends and/or distributions reinvested                   1,106                 11,063                  428               4,280
Redeemed                                                  (7,079)               (70,798)                 (59)               (599)
                                                 -----------------   --------------------   ------------------ -------------------
Net increase                                               19,093    $           190,931               33,020  $          330,195
                                                 =================   ====================   ================== ===================

----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                       79,298    $           792,992                6,692  $           66,914
Dividends and/or distributions reinvested                     744                  7,444                  131               1,314
Redeemed                                                 (12,528)              (125,289)              (2,141)            (21,415)
                                                 -----------------   --------------------   ------------------ -------------------
Net increase                                               67,514    $           675,147                4,682  $           46,813
                                                 =================   ====================   ================== ===================

-----------------------------------------------------------------------------------------   --------------------------------------
Class N
Sold                                                       82,249    $           822,485                  --   $               --
Dividends and/or distributions reinvested                     338                  3,389                  --                   --
Redeemed                                                    (311)                (3,118)                  --                   --
                                                 -----------------   --------------------   ------------------ -------------------
Net increase                                               82,276    $           822,756                  --   $               --
                                                 =================   ====================   ================== ===================

-----------------------------------------------------------------------------------------   --------------------------------------
Class Y
Sold                                                          101    $             1,001                       $
                                                                                                           --                  --
Dividends and/or distributions reinvested                       5                     57                    7                  64
Redeemed                                                       --                     --                   --                  --
                                                 -----------------   --------------------   ------------------ -------------------
Net increase                                                  106    $             1,058                    7  $               64
                                                 =================   ====================   ================== ===================


(1) For the six months ended April 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of Offering) to April 30, 2001, for Class N shares.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2001, were $28,799,025 and $4,364,276, respectively.


18  Oppenheimer Capital Preservation Fund

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. That fee shall be reduced by the management fees received by the Manager during the period from the underlying funds attributable to investments by the Fund in shares of such underlying funds. This is to assure that the management fee paid directly and indirectly by the Fund to the Manager shall not exceed the fees described above. The Fund's management fee for the six months ended April 30, 2001 was an annualized rate of 0.75%, before any waiver by the Manager if applicable

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1, 2001, OFS performed these services on an at-cost basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.

Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
                  AGGREGATE      CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                  FRONT-END      FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                  SALES          CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                  CHARGES ON     RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                  CLASS A        DISTRIBUTOR                                          DISTRIBUTOR(1)
SIX MONTHS ENDED  SHARES
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
April 30, 2001    $60,350        $--               $60,321          $4,979            $6,139          $--
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
SIX MONTHS ENDED    CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
April 30, 2001      $--                    $--                     $--                     $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2001, payments under the Class A plan totaled $30,466 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $1,413 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

19   Oppenheimer Capital Preservation Fund

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES  CONTINUED
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

-----------------------------------------------------------------------------------------------------------
Distribution fees paid to the Distributor for the six months ended April 30,
2001, were as follows:
-----------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S
                                                                                    AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
Class B Plan        $2,017             $1,933          $15,872                      3.04%
------------------- ------------------ --------------- ---------------------------- -----------------------
Class C Plan         1,336              1,219            7,191                      0.99
------------------- ------------------ --------------- --------------------------- -----------------------
Class N Plan           117                 --               --                       --
------------------- ------------------ --------------- ---------------------------- -----------------------

5.  ILLIQUID OR RESTRICTED SECURITIES
As of April 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. A Wrapper Agreement is considered to be an illiquid security. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities.





20   Oppenheimer Capital Preservation Fund

6.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended or at April 30, 2001.






21  Oppenheimer Capital Preservation Fund

[BACK COVER]

OPPENHEIMER CAPITAL PRESERVATION FUND

    Officers and Trustees     Leon Levy, Chairman of the Board of Trustees
                              Donald W. Spiro, Vice Chairman of the Board
                                    of Trustees
                              Bridget A. Macaskill, Trustee and President
                              Robert G. Galli, Trustee
                              Phillip A. Griffiths, Trustee
                              Benjamin Lipstein, Trustee
                              Elizabeth B. Moynihan, Trustee
                              Kenneth A. Randall, Trustee
                              Edward V. Regan, Trustee
                              Russell S. Reynolds, Jr., Trustee
                              Clayton K. Yeutter, Trustee
                              John S. Kowalik, Vice President
                              Andrew J. Donohue, Secretary
                              Brian W. Wixted, Treasurer
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Robert G. Zack, Assistant Secretary

    Investment Advisor        OppenheimerFunds, Inc.

    Distributor               OppenheimerFunds Distributor, Inc.

    Transfer and              OppenheimerFunds Services
    Shareholder Servicing
    Agent

    Custodian of Portfolio    Citibank, N.A.
    Securities

    Independent Auditors      KPMG LLP

    Legal Counsel             Mayer, Brown & Platt

    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

    Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203

   (C) Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.















RS755.001.0401   June 29, 2001